Shareholder Report, Average Annual Return (Details) DFHZ_Dimensional 2070 Target Date Retirement Income Fund_Institutional_TSR Annual {Institutional}		10 Months Ended	12 Months Ended
		Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dimensional 2070 Target Date Retirement Income Fund – Institutional
Average Annual Return, Percent		18.24%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent		4.84%
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA 1-3 Year Global Government Index (hedged to USD)
Average Annual Return, Percent	[1]	4.15%
S&P Global BMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global BMI Index (net div.)
Average Annual Return, Percent		20.77%
Bloomberg U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. TIPS Index
Average Annual Return, Percent		7.07%

[1]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.